Businesses Acquired - Summary of Estimated Fair Value of Assets Acquired and Liabilities Assumed (Detail) - USD ($) $ in Thousands		Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Aug. 07, 2014
Business Acquisition [Line Items]
GOODWILL		$ 176,374	$ 170,177	$ 179,445
SPTS Technologies Group Limited [Member]
Business Acquisition [Line Items]
Cash and cash equivalents					$ 8,309
Current assets, excluding inventory					38,056
Inventories					49,108
Property, plant and equipment					25,160
GOODWILL					167,001
Total assets acquired					441,577
Current liabilities					38,246
Deferred taxes and other long-term liability					19,934
Total liabilities assumed					58,180
Net assets acquired					383,370
SPTS Technologies Group Limited [Member] | In-Process Research & Development [Member]
Business Acquisition [Line Items]
Finite-lived intangibles	[1]				6,920
SPTS Technologies Group Limited [Member] | Technology and Intellectual Property [Member]
Business Acquisition [Line Items]
Finite-lived intangibles	[2]				60,870
SPTS Technologies Group Limited [Member] | Customer Relations [Member]
Business Acquisition [Line Items]
Finite-lived intangibles	[3]				69,768
SPTS Technologies Group Limited [Member] | Trade Names [Member]
Business Acquisition [Line Items]
Finite-lived intangibles	[3]				5,960
SPTS Technologies Group Limited [Member] | Backlog [Member]
Business Acquisition [Line Items]
Finite-lived intangibles	[4]				$ 10,398

[1]	Project was successfully completed in the year ended December 31, 2015 and is amortized over a period of seven years.
[2]	Amortized over a period of up to seven years.
[3]	Amortized over a period of approximately five years.
[4]	Fully amortized as of December 31, 2016.